Offerings	May 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class T Common Stock, Class S Common Stock, Class D Common Stock, Class M Common Stock, Class I Common Stock
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class S Common Stock, Class T Common Stock, Class D Common Stock, Class M Common Stock, Class I Common Stock
Maximum Aggregate Offering Price	$ 500,000,000.00
Carry Forward Form Type	S-11
Carry Forward File Number	333-264628
Carry Forward Initial Effective Date	Apr. 20, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 46,350.00
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class T Common Stock, Class S Common Stock, Class D Common Stock, Class I Common Stock
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Amount of Registration Fee	$ 207,150.00